UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742 and 811-07885

Name of Fund: BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 09/30/2011

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Index Equity Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master S&P 500 Index Series of Quantitative Master Series LLC	$478,656,826
Total Investments (Cost - $551,012,172) – 100.4%	478,656,826
Liabilities in Excess of Other Assets – (0.4)%	(1,928,389)
Net Assets – 100.0%	$476,728,437

BlackRock Index Equity Portfolio (the “Portfolio”) seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the “Series”), which has the same investment objective and strategies as the Portfolio. As of September 30, 2011, the value of the investment and the percentage owned by the Portfolio of the Series was $478,656,826 and 22.9%, respectively.

•	The Portfolio records its investment in the Series at fair value. The Portfolio’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

• Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the Portfolio’s investment in the Series was classified as Level 2.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	1

Schedule of Investments September 30, 2011 (Unaudited)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.7%
Boeing Co.	149,942	$9,072,990
General Dynamics Corp.	73,587	4,186,364
Goodrich Corp.	25,184	3,039,205
Honeywell International, Inc.	158,739	6,970,230
ITT Corp.	37,582	1,578,444
L-3 Communications Holdings, Inc.	21,403	1,326,344
Lockheed Martin Corp.	56,000	4,067,840
Northrop Grumman Corp.	56,692	2,957,055
Precision Castparts Corp.	29,139	4,529,949
Raytheon Co.	71,837	2,935,978
Rockwell Collins, Inc.	31,068	1,639,148
Textron, Inc.	56,455	995,866
United Technologies Corp. (a)	184,221	12,961,790
		56,261,203
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	33,327	2,281,900
Expeditors International Washington, Inc.	42,830	1,736,757
FedEx Corp.	64,121	4,339,709
United Parcel Service, Inc., Class B	198,182	12,515,193
		20,873,559
Airlines — 0.1%
Southwest Airlines Co.	162,315	1,305,013
Auto Components — 0.2%
The Goodyear Tire & Rubber Co. (a)	48,676	491,141
Johnson Controls, Inc.	137,522	3,626,455
		4,117,596
Automobiles — 0.4%
Ford Motor Co. (a)	768,747	7,433,783
Harley-Davidson, Inc.	47,650	1,635,825
		9,069,608
Beverages — 2.8%
Brown-Forman Corp., Class B	20,657	1,448,882
The Coca-Cola Co.	464,682	31,393,916
Coca-Cola Enterprises, Inc.	63,748	1,586,050
Constellation Brands, Inc., Class A (a)	37,143	668,574
Dr. Pepper Snapple Group, Inc.	43,333	1,680,454
Molson Coors Brewing Co., Class B	32,895	1,302,971
PepsiCo, Inc.	320,264	19,824,341
		57,905,188
Biotechnology — 1.3%
Amgen, Inc.	186,642	10,255,978
Biogen Idec, Inc. (a)	49,056	4,569,567
Celgene Corp. (a)	92,500	5,727,600
Cephalon, Inc. (a)	15,732	1,269,572
Gilead Sciences, Inc. (a)	156,699	6,079,921
		27,902,638

Common Stocks	Shares	Value
Building Products — 0.0%
Masco Corp.	71,775	$511,038
Capital Markets — 1.9%
Ameriprise Financial, Inc.	48,282	1,900,379
The Bank of New York Mellon Corp.	250,449	4,655,847
BlackRock, Inc. (b)	20,227	2,993,798
The Charles Schwab Corp.	217,857	2,455,248
E*Trade Financial Corp. (a)	51,769	471,616
Federated Investors, Inc., Class B	19,041	333,789
Franklin Resources, Inc.	29,430	2,814,685
The Goldman Sachs Group, Inc.	102,582	9,699,128
Invesco Ltd.	90,003	1,395,947
Janus Capital Group, Inc.	38,242	229,452
Legg Mason, Inc.	27,343	702,989
Morgan Stanley	299,757	4,046,719
Northern Trust Corp.	48,766	1,705,835
State Street Corp.	101,659	3,269,353
T. Rowe Price Group, Inc.	51,461	2,458,292
		39,133,077
Chemicals — 2.1%
Air Products & Chemicals, Inc.	43,095	3,291,165
Airgas, Inc.	14,002	893,608
CF Industries Holdings, Inc.	14,530	1,792,857
The Dow Chemical Co.	238,949	5,366,795
E.I. du Pont de Nemours & Co.	188,662	7,540,820
Eastman Chemical Co.	14,327	981,829
Ecolab, Inc.	46,790	2,287,563
FMC Corp.	14,377	994,313
International Flavors & Fragrances, Inc.	16,311	917,004
Monsanto Co.	108,107	6,490,744
The Mosaic Co.	56,048	2,744,671
PPG Industries, Inc.	31,897	2,253,842
Praxair, Inc.	61,331	5,733,222
The Sherwin-Williams Co.	17,820	1,324,382
Sigma-Aldrich Corp.	24,564	1,517,810
		44,130,625
Commercial Banks — 2.5%
BB&T Corp.	140,468	2,996,183
Comerica, Inc.	40,512	930,561
Fifth Third Bancorp	185,284	1,871,368
First Horizon National Corp.	52,072	310,349
Huntington Bancshares, Inc.	172,439	827,707
KeyCorp	193,629	1,148,220
M&T Bank Corp.	25,309	1,769,099
The PNC Financial Services Group, Inc. (b)	106,551	5,134,693
Regions Financial Corp.	251,789	838,457
SunTrust Banks, Inc.	108,278	1,943,590
U.S. Bancorp	388,605	9,147,762
Wells Fargo & Co. (a)	1,068,502	25,772,268

Portfolio Abbreviation

FKA	Formerly Known As

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Banks (concluded)
Zions Bancorporation	36,844	$518,395
		53,208,652
Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	21,121	529,715
Cintas Corp.	23,274	654,930
Iron Mountain, Inc.	41,011	1,296,768
Pitney Bowes, Inc.	41,352	777,418
R.R. Donnelley & Sons Co.	37,493	529,401
Republic Services, Inc., Class A	64,657	1,814,275
Stericycle, Inc. (a)(c)	17,422	1,406,304
Waste Management, Inc.	95,640	3,114,038
		10,122,849
Communications Equipment — 1.2%
F5 Networks, Inc. (a)	16,357	1,162,165
Harris Corp.	24,876	850,013
JDS Uniphase Corp. (a)	45,268	451,322
Juniper Networks, Inc. (a)(c)	107,509	1,855,605
Motorola Mobility Holdings, Inc. (a)	53,519	2,021,948
Motorola Solutions, Inc.	61,628	2,582,213
QUALCOMM, Inc.	339,915	16,530,067
Tellabs, Inc.	70,898	304,152
		25,757,485
Computers & Peripherals — 4.8%
Apple, Inc. (a)	187,636	71,523,090
Dell, Inc. (a)	315,346	4,462,146
EMC Corp. (a)	417,787	8,769,349
Hewlett-Packard Co.	419,658	9,421,322
Lexmark International, Inc., Class A (a)	16,246	439,129
NetApp, Inc. (a)	74,740	2,536,676
SanDisk Corp. (a)	48,542	1,958,670
Western Digital Corp. (a)	46,867	1,205,419
		100,315,801
Construction & Engineering — 0.2%
Fluor Corp.	35,149	1,636,186
Jacobs Engineering Group, Inc. (a)(c)	25,793	832,856
Quanta Services, Inc. (a)(c)	43,262	812,893
		3,281,935
Construction Materials — 0.0%
Vulcan Materials Co. (c)	26,156	720,859
Consumer Finance — 0.8%
American Express Co.	209,762	9,418,314
Capital One Financial Corp.	93,060	3,687,968
Discover Financial Services, Inc.	110,016	2,523,767
SLM Corp.	102,477	1,275,838
		16,905,887
Containers & Packaging — 0.1%
Ball Corp.	33,660	1,044,133
Bemis Co.	20,964	614,455
Owens-Illinois, Inc. (a)	32,836	496,480

Common Stocks	Shares	Value
Containers & Packaging (concluded)
Sealed Air Corp.	31,882	$532,430
		2,687,498
Distributors — 0.1%
Genuine Parts Co.	31,728	1,611,782
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	24,840	983,912
DeVry, Inc.	12,570	464,587
H&R Block, Inc.	61,179	814,293
		2,262,792
Diversified Financial Services — 2.9%
Bank of America Corp.	2,050,691	12,550,229
CME Group, Inc.	13,526	3,332,806
Citigroup, Inc.	590,467	15,127,765
IntercontinentalExchange, Inc. (a)(c)	14,828	1,753,559
JPMorgan Chase & Co.	789,838	23,789,921
Leucadia National Corp.	39,675	899,829
Moody’s Corp.	40,623	1,236,970
The NASDAQ OMX Group, Inc. (a)	26,725	618,417
NYSE Euronext	52,796	1,226,979
		60,536,475
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	1,199,304	34,204,150
CenturyLink, Inc.	124,667	4,128,971
Frontier Communications Corp.	202,243	1,235,705
Verizon Communications, Inc.	572,814	21,079,555
Windstream Corp.	102,199	1,191,640
		61,840,021
Electric Utilities — 2.1%
American Electric Power Co., Inc.	97,707	3,714,820
Duke Energy Corp.	269,572	5,388,744
Edison International	65,710	2,513,408
Entergy Corp.	35,893	2,379,347
Exelon Corp.	134,076	5,712,978
FirstEnergy Corp.	84,351	3,788,203
NextEra Energy, Inc.	85,479	4,617,576
Northeast Utilities, Inc.	35,427	1,192,119
PPL Corp.	117,115	3,342,462
Pepco Holdings, Inc.	45,614	863,017
Pinnacle West Capital Corp.	22,032	946,054
Progress Energy, Inc.	59,402	3,072,271
The Southern Co.	173,506	7,351,449
		44,882,448
Electrical Equipment — 0.4%
Emerson Electric Co.	150,243	6,206,538
Rockwell Automation, Inc.	29,103	1,629,768
Roper Industries, Inc.	19,460	1,340,989
		9,177,295

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	34,879	$1,422,017
Corning, Inc.	318,098	3,931,691
Flir Systems, Inc.	32,003	801,675
Jabil Circuit, Inc.	38,135	678,421
Molex, Inc.	27,845	567,203
		7,401,007
Energy Equipment & Services — 1.9%
Baker Hughes, Inc.	88,226	4,072,512
Cameron International Corp. (a)	49,418	2,052,824
Diamond Offshore Drilling, Inc.	13,932	762,638
FMC Technologies, Inc. (a)	48,469	1,822,434
Halliburton Co.	186,046	5,678,124
Helmerich & Payne, Inc.	21,572	875,823
Nabors Industries Ltd. (a)	57,465	704,521
National Oilwell Varco, Inc.	85,699	4,389,503
Noble Corp. (a)	50,855	1,492,594
Rowan Cos., Inc. (a)	25,982	784,397
Schlumberger Ltd.	273,413	16,330,958
		38,966,328
Food & Staples Retailing — 2.4%
CVS Caremark Corp.	272,794	9,160,423
Costco Wholesale Corp.	88,571	7,273,451
The Kroger Co.	122,317	2,686,081
SUPERVALU, Inc.	42,043	280,006
SYSCO Corp.	119,834	3,103,701
Safeway, Inc.	70,959	1,180,048
Wal-Mart Stores, Inc.	356,196	18,486,572
Walgreen Co.	183,854	6,046,958
Whole Foods Market, Inc.	31,865	2,081,103
		50,298,343
Food Products — 1.9%
Archer-Daniels-Midland Co.	137,562	3,412,913
Campbell Soup Co.	35,683	1,155,059
ConAgra Foods, Inc.	83,764	2,028,764
Dean Foods Co. (a)	36,435	323,178
General Mills, Inc.	130,778	5,031,030
H.J. Heinz Co.	64,908	3,276,556
The Hershey Co.	31,272	1,852,553
Hormel Foods Corp.	27,708	748,670
The J.M. Smucker Co.	22,740	1,657,519
Kellogg Co.	50,499	2,686,042
Kraft Foods, Inc. (a)	357,360	12,000,149
McCormick & Co., Inc.	26,549	1,225,502
Mead Johnson Nutrition Co.	41,214	2,836,760
Sara Lee Corp.	119,150	1,948,102
Tyson Foods, Inc., Class A	60,086	1,043,093
		41,225,890
Gas Utilities — 0.1%
Nicor, Inc.	8,971	493,495
Oneok, Inc.	21,279	1,405,265
		1,898,760

Common Stocks	Shares	Value
Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	115,044	$6,458,570
Becton Dickinson & Co.	44,120	3,234,878
Boston Scientific Corp. (a)	308,203	1,821,480
C.R. Bard, Inc.	17,499	1,531,862
CareFusion Corp. (a)	44,778	1,072,433
Covidien Plc	99,987	4,409,427
Dentsply International, Inc.	28,214	865,888
Edwards Lifesciences Corp. (a)(c)	23,128	1,648,564
Intuitive Surgical, Inc. (a)	7,924	2,886,555
Medtronic, Inc.	214,369	7,125,626
St. Jude Medical, Inc.	66,784	2,416,913
Stryker Corp.	66,359	3,127,500
Varian Medical Systems, Inc. (a)(c)	23,765	1,239,582
Zimmer Holdings, Inc. (a)	38,715	2,071,252
		39,910,530
Health Care Providers & Services — 2.1%
Aetna, Inc.	76,018	2,763,254
AmerisourceBergen Corp.	53,940	2,010,344
Cigna Corp.	54,569	2,288,624
Cardinal Health, Inc.	69,221	2,898,976
Coventry Health Care, Inc. (a)	29,665	854,649
DaVita, Inc. (a)	18,605	1,165,975
Express Scripts, Inc. (a)(c)	98,936	3,667,558
Humana, Inc.	33,963	2,470,129
Laboratory Corp. of America Holdings (a)	20,449	1,616,493
McKesson Corp.	50,140	3,645,178
Medco Health Solutions, Inc. (a)	78,466	3,679,271
Patterson Cos., Inc.	19,396	555,307
Quest Diagnostics, Inc.	32,139	1,586,381
Tenet Healthcare Corp.	100,164	413,677
UnitedHealth Group, Inc.	217,367	10,024,966
WellPoint, Inc.	73,327	4,786,787
		44,427,569
Health Care Technology — 0.1%
Cerner Corp. (a)	29,468	2,019,147
Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	93,471	2,832,171
Chipotle Mexican Grill, Inc., Class A (a)	6,340	1,920,703
Darden Restaurants, Inc.	27,314	1,167,674
International Game Technology	60,105	873,326
Marriott International, Inc., Class A	57,255	1,559,626
McDonald’s Corp.	208,576	18,317,144
Starbucks Corp.	151,192	5,637,950
Starwood Hotels & Resorts Worldwide, Inc.	39,345	1,527,373
Wyndham Worldwide Corp.	32,508	926,803
Wynn Resorts Ltd.	16,162	1,859,923
Yum! Brands, Inc.	93,903	4,637,869
		41,260,562

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Durables — 0.3%
D.R. Horton, Inc.	56,066	$506,837
Fortune Brands, Inc. (a)	31,091	1,681,401
Harman International Industries, Inc.	13,861	396,147
Leggett & Platt, Inc.	28,773	569,418
Lennar Corp., Class A	31,994	433,199
Newell Rubbermaid, Inc.	59,059	701,030
Pulte Group, Inc. (a)	66,768	263,734
Stanley Black & Decker, Inc.	33,905	1,664,735
Whirlpool Corp.	15,560	776,600
		6,993,101
Household Products — 2.5%
Clorox Co.	26,891	1,783,680
Colgate-Palmolive Co.	98,610	8,744,735
Kimberly-Clark Corp.	79,242	5,626,975
The Procter & Gamble Co.	556,502	35,159,796
		51,315,186
IT Services — 4.0%
Accenture Plc	130,005	6,848,663
Automatic Data Processing, Inc.	99,554	4,693,971
Cognizant Technology Solutions Corp. (a)(c)	61,365	3,847,585
Computer Sciences Corp.	31,026	833,048
Fidelity National Information Services, Inc.	51,016	1,240,709
Fiserv, Inc. (a)	28,962	1,470,401
International Business Machines Corp.	241,853	42,331,531
MasterCard, Inc., Class A	21,593	6,848,436
Paychex, Inc.	64,948	1,712,679
SAIC, Inc. (a)(c)	55,927	660,498
Teradata Corp. (a)(c)	34,043	1,822,322
Total System Services, Inc.	33,376	565,056
Visa, Inc., Class A	103,496	8,871,677
The Western Union Co.	127,514	1,949,689
		83,696,265
Independent Power Producers & Energy Traders — 0.2%
The AES Corp. (a)	133,523	1,303,184
Constellation Energy Group, Inc.	40,476	1,540,517
NRG Energy, Inc. (a)	48,317	1,024,804
		3,868,505
Industrial Conglomerates — 2.2%
3M Co.	143,577	10,307,393
General Electric Co.	2,145,293	32,694,265
Tyco International Ltd.	93,459	3,808,454
		46,810,112
Insurance — 3.6%
ACE Ltd.	68,379	4,143,767
Aflac, Inc.	94,331	3,296,869
The Allstate Corp.	103,684	2,456,274
American International Group, Inc. (a)	87,983	1,931,227
Aon Corp.	65,613	2,754,434
Assurant, Inc.	19,714	705,761

Common Stocks	Shares	Value
Insurance (concluded)
Berkshire Hathaway, Inc. (a)(c)	355,896	$25,282,852
Chubb Corp.	58,238	3,493,698
Cincinnati Financial Corp.	32,670	860,201
Genworth Financial, Inc., Class A (a)	98,319	564,351
Hartford Financial Services Group, Inc.	89,798	1,449,340
Lincoln National Corp.	63,213	988,019
Loews Corp.	62,663	2,165,007
Marsh & McLennan Cos., Inc.	108,858	2,889,091
MetLife, Inc.	213,925	5,992,039
Principal Financial Group, Inc.	62,570	1,418,462
The Progressive Corp.	130,471	2,317,165
Prudential Financial, Inc.	98,427	4,612,289
Torchmark Corp.	21,865	762,214
The Travelers Cos., Inc.	84,484	4,116,905
Unum Group	61,681	1,292,834
XL Group Plc	66,209	1,244,729
		74,737,528
Internet & Catalog Retail — 1.1%
Amazon.com, Inc. (a)	73,486	15,889,878
Expedia, Inc.	38,676	995,907
Netflix, Inc. (a)	10,617	1,201,419
Priceline.com, Inc. (a)(c)	10,067	4,524,714
		22,611,918
Internet Software & Services — 1.8%
Akamai Technologies, Inc. (a)(c)	37,332	742,160
eBay, Inc. (a)	232,036	6,842,742
Google, Inc., Class A (a)	50,969	26,217,434
Monster Worldwide, Inc. (a)	25,365	182,121
VeriSign, Inc.	33,764	965,988
Yahoo! Inc. (a)	257,058	3,382,883
		38,333,328
Leisure Equipment & Products — 0.1%
Hasbro, Inc.	25,067	817,435
Mattel, Inc.	70,100	1,814,889
		2,632,324
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. (a)	70,195	2,193,594
Life Technologies Corp. (a)	36,555	1,404,809
PerkinElmer, Inc.	22,558	433,339
Thermo Fisher Scientific, Inc. (a)(c)	77,301	3,914,522
Waters Corp. (a)	18,481	1,395,131
		9,341,395
Machinery — 2.0%
Caterpillar, Inc.	130,724	9,652,660
Cummins, Inc.	39,581	3,232,184
Danaher Corp.	115,091	4,826,917
Deere & Co.	84,061	5,427,819
Dover Corp.	37,629	1,753,511
Eaton Corp.	68,815	2,442,933
Flowserve Corp.	11,368	841,232

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	4

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Illinois Tool Works, Inc.	99,951	$4,157,962
Ingersoll-Rand Plc	66,809	1,876,665
Joy Global, Inc.	21,184	1,321,458
PACCAR, Inc.	73,710	2,492,872
Pall Corp.	23,271	986,690
Parker Hannifin Corp.	31,700	2,001,221
Snap-On, Inc.	11,621	515,972
		41,530,096
Media — 3.1%
CBS Corp., Class B	135,743	2,766,442
Cablevision Systems Corp., Class A	45,841	721,079
Comcast Corp., Class A	555,428	11,608,445
DIRECTV, Class A (a)	149,939	6,334,923
Discovery Communications, Inc., Class A (a)	54,842	2,063,156
Gannett Co., Inc.	48,077	458,174
Interpublic Group of Cos., Inc.	97,261	700,279
The McGraw-Hill Cos., Inc.	61,453	2,519,573
News Corp., Class A	462,349	7,152,539
Omnicom Group, Inc.	56,697	2,088,718
Scripps Networks Interactive	19,887	739,200
Time Warner Cable, Inc.	66,155	4,145,934
Time Warner, Inc.	212,195	6,359,484
Viacom, Inc., Class B	116,781	4,524,096
Walt Disney Co.	376,334	11,350,233
The Washington Post Co., Class B	1,037	339,068
		63,871,343
Metals & Mining — 0.9%
AK Steel Holding Corp.	22,572	147,621
Alcoa, Inc.	214,534	2,053,090
Allegheny Technologies, Inc.	21,400	791,586
Cliffs Natural Resources, Inc.	29,509	1,509,976
Freeport-McMoRan Copper & Gold, Inc., Class B	191,768	5,839,336
Newmont Mining Corp.	99,968	6,287,987
Nucor Corp.	63,743	2,016,828
Titanium Metals Corp.	15,489	232,025
United States Steel Corp.	28,711	631,929
		19,510,378
Multi-Utilities — 1.5%
Ameren Corp.	48,992	1,458,492
CMS Energy Corp.	50,971	1,008,716
CenterPoint Energy, Inc.	86,289	1,692,990
Consolidated Edison, Inc.	59,364	3,384,935
DTE Energy Co.	34,153	1,674,180
Dominion Resources, Inc.	115,659	5,872,008
Integrys Energy Group, Inc.	15,782	767,321
NiSource, Inc.	56,713	1,212,524
PG&E Corp.	81,329	3,441,030
Public Service Enterprise Group, Inc.	102,036	3,404,941
SCANA Corp. (c)	23,091	934,031
Sempra Energy	48,292	2,487,038
TECO Energy, Inc.	42,961	735,922
Wisconsin Energy Corp.	47,484	1,485,774

Common Stocks	Shares	Value
Multi-Utilities (concluded)
Xcel Energy, Inc.	97,650	$2,410,979
		31,970,881
Multiline Retail — 0.8%
Big Lots, Inc. (a)	13,960	486,227
Family Dollar Stores, Inc.	24,664	1,254,411
JCPenney Co., Inc.	29,738	796,384
Kohl’s Corp.	56,691	2,783,528
Macy’s, Inc.	86,070	2,265,362
Nordstrom, Inc.	32,659	1,491,863
Sears Holdings Corp. (a)(c)	8,163	469,536
Target Corp.	137,093	6,723,041
		16,270,352
Office Electronics — 0.1%
Xerox Corp.	282,591	1,969,659
Oil, Gas & Consumable Fuels — 9.7%
Alpha Natural Resources, Inc. (a)	45,687	808,203
Anadarko Petroleum Corp.	100,709	6,349,702
Apache Corp.	77,670	6,232,241
Cabot Oil & Gas Corp.	21,167	1,310,449
Chesapeake Energy Corp.	133,643	3,414,579
Chevron Corp.	405,482	37,515,195
ConocoPhillips	278,233	17,617,713
Consol Energy, Inc.	45,708	1,550,872
Denbury Resources, Inc. (a)(c)	81,188	933,662
Devon Energy Corp.	84,638	4,692,331
EOG Resources, Inc.	54,370	3,860,814
EQT Corp.	30,136	1,608,057
El Paso Corp.	156,124	2,729,047
Exxon Mobil Corp. (d)	984,398	71,496,827
Hess Corp.	61,318	3,216,742
Marathon Oil Corp.	144,435	3,116,907
Marathon Petroleum Corp.	72,779	1,969,400
Murphy Oil Corp.	39,010	1,722,682
Newfield Exploration Co. (a)(c)	26,669	1,058,493
Noble Energy, Inc.	35,591	2,519,843
Occidental Petroleum Corp.	164,463	11,759,104
Peabody Energy Corp.	54,603	1,849,950
Pioneer Natural Resources Co.	23,547	1,548,686
QEP Resources, Inc.	35,645	964,910
Range Resources Corp.	32,398	1,893,987
Southwestern Energy Co. (a)	70,166	2,338,633
Spectra Energy Corp.	131,098	3,215,834
Sunoco, Inc.	24,421	757,295
Tesoro Corp. (a)	28,563	556,122
Valero Energy Corp.	115,921	2,061,075
Williams Cos., Inc.	119,362	2,905,271
		203,574,626
Paper & Forest Products — 0.1%
International Paper Co.	88,187	2,050,348
MeadWestvaco Corp.	34,674	851,593
		2,901,941
Personal Products — 0.2%
Avon Products, Inc.	86,758	1,700,457

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	5

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Personal Products (concluded)
The Estée Lauder Cos., Inc., Class A	22,995	$2,019,881
		3,720,338
Pharmaceuticals — 6.2%
Abbott Laboratories	314,984	16,108,282
Allergan, Inc.	62,197	5,123,789
Bristol-Myers Squibb Co.	345,110	10,829,552
Eli Lilly & Co.	206,105	7,619,702
Forest Laboratories, Inc. (a)(c)	56,237	1,731,537
Hospira, Inc. (a)(c)	33,835	1,251,895
Johnson & Johnson	554,595	35,333,247
Merck & Co., Inc.	623,447	20,392,951
Mylan, Inc. (a)	87,366	1,485,222
Pfizer, Inc.	1,580,347	27,940,535
Watson Pharmaceuticals, Inc. (a)	25,508	1,740,921
		129,557,633
Professional Services — 0.1%
Dun & Bradstreet Corp.	9,903	606,658
Equifax, Inc.	24,810	762,659
Robert Half International, Inc.	29,573	627,539
		1,996,856
Real Estate Investment Trusts (REITs) — 1.7%
Apartment Investment & Management Co., Class A	24,475	541,387
AvalonBay Communities, Inc.	19,008	2,167,862
Boston Properties, Inc.	29,699	2,646,181
Equity Residential	59,950	3,109,607
HCP, Inc.	82,449	2,890,662
Health Care REIT, Inc.	35,648	1,668,326
Host Marriott Corp. (c)	142,616	1,560,219
Kimco Realty Corp.	82,727	1,243,387
Plum Creek Timber Co., Inc.	32,855	1,140,397
ProLogis	92,768	2,249,624
Public Storage	28,642	3,189,287
Simon Property Group, Inc.	59,394	6,532,152
Ventas, Inc. (a)	58,381	2,884,021
Vornado Realty Trust (c)	37,287	2,782,356
Weyerhaeuser Co.	108,619	1,689,026
		36,294,494
Real Estate Management & Development — 0.0%
CBRE Group, Inc. (FKA CB Richard Ellis Group, Inc.) (a)	65,562	882,464
Road & Rail — 0.8%
CSX Corp.	222,421	4,152,600
Norfolk Southern Corp.	70,710	4,314,724
Ryder System, Inc.	10,227	383,615
Union Pacific Corp.	98,939	8,080,348
		16,931,287
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc. (a)	117,166	595,203
Altera Corp.	65,522	2,065,909
Analog Devices, Inc.	60,429	1,888,406

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Applied Materials, Inc.	265,873	$2,751,786
Broadcom Corp., Class A (a)	97,355	3,240,948
First Solar, Inc. (a)(c)	11,840	748,406
Intel Corp.	1,063,844	22,691,793
KLA-Tencor Corp.	33,859	1,296,123
LSI Corp. (a)	112,665	583,605
Linear Technology Corp.	45,925	1,269,826
MEMC Electronic Materials, Inc. (a)	44,900	235,276
Microchip Technology, Inc.	38,412	1,194,997
Micron Technology, Inc. (a)	202,716	1,021,689
Novellus Systems, Inc. (a)(c)	14,824	404,102
Nvidia Corp. (a)	122,369	1,529,612
Teradyne, Inc. (a)	36,815	405,333
Texas Instruments, Inc.	234,204	6,241,537
Xilinx, Inc.	53,569	1,469,933
		49,634,484
Software — 4.7%
Adobe Systems, Inc. (a)	100,808	2,436,529
Autodesk, Inc. (a)	46,574	1,293,826
BMC Software, Inc. (a)	35,666	1,375,281
CA, Inc.	76,550	1,485,835
Cisco Systems, Inc.	1,113,027	17,240,788
Citrix Systems, Inc. (a)	37,915	2,067,505
Compuware Corp. (a)(c)	42,909	328,683
Electronic Arts, Inc. (a)	67,926	1,389,087
Intuit, Inc. (a)	61,456	2,915,472
Microsoft Corp.	1,509,102	37,561,549
Oracle Corp.	799,582	22,979,987
Red Hat, Inc. (a)	38,927	1,645,055
Salesforce.com, Inc. (a)(c)	27,399	3,131,158
Symantec Corp. (a)(c)	152,380	2,483,794
		98,334,549
Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A	17,827	1,097,430
AutoNation, Inc. (a)(c)	10,584	346,944
AutoZone, Inc. (a)	5,878	1,876,199
Bed Bath & Beyond, Inc. (a)	49,893	2,859,368
Best Buy Co., Inc.	62,212	1,449,540
CarMax, Inc. (a)	45,545	1,086,248
GameStop Corp., Class A (a)(c)	28,828	665,927
The Gap, Inc.	71,530	1,161,647
Home Depot, Inc.	317,266	10,428,533
Limited Brands, Inc.	49,549	1,908,132
Lowe’s Cos., Inc.	256,249	4,955,856
O’Reilly Automotive, Inc. (a)	27,202	1,812,469
Ross Stores, Inc.	23,587	1,856,061
Staples, Inc.	143,827	1,912,899
TJX Cos., Inc.	76,702	4,254,660
Tiffany & Co.	25,757	1,566,541
Urban Outfitters, Inc. (a)	23,117	515,971
		39,754,425
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	58,116	3,012,152
Nike, Inc., Class B	76,845	6,571,016

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	6

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
Polo Ralph Lauren Corp.	13,110	$1,700,367
VF Corp.	17,651	2,144,950
		13,428,485
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	105,568	597,515
People’s United Financial, Inc.	75,930	865,602
		1,463,117
Tobacco — 1.9%
Altria Group, Inc.	420,044	11,261,380
Lorillard, Inc.	28,218	3,123,733
Philip Morris International, Inc.	355,841	22,197,361
Reynolds American, Inc.	68,185	2,555,574
		39,138,048
Trading Companies & Distributors — 0.2%
Fastenal Co.	59,467	1,979,062
W.W. Grainger, Inc.	12,286	1,837,248
		3,816,310
Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A (a)	79,998	4,303,893
MetroPCS Communications, Inc. (a)	59,003	513,916
Sprint Nextel Corp. (a)	603,358	1,834,208
		6,652,017
Total Long-Term Investments (Cost – $1,882,363,888) – 99.6%		2,085,472,905

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (b)(e)	5,487,895	5,487,895

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.16% (b)(e)(f)	$27,586	27,585,726
Total Short-Term Securities (Cost – $33,073,621) – 1.6%		33,073,621
Total Investments (Cost — $1,915,437,509*) - 101.2%		$2,118,546,526
Liabilities in Excess of Other Assets – (1.2)%		(25,166,343)
Net Assets – 100.0%		$2,093,380,183

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggegate Cost	$1,942,760,256
Gross unrealized appreciation	$374,070,060
Gross unrealized depreciation	(198,283,790)
Net unrealized appreciation	$175,786,270

(a)	Non-income producing security.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	7

Schedule of Investments (concluded)	Master S&P 500 Index Series

(b)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest/Shares Held at December 31, 2010	Shares Purchased	Beneficial Interest/ Shares Sold	Beneficial Interest/Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain (Loss)	Income

BlackRock, Inc.	—	20,227	—	20,227	$2,993,798	$(1,046,718)	$26,758
BlackRock Liquidity Funds, TempFund Institutional Class	11,774,805	—	(6,286,910)[1]	5,487,895	$5,487,895	—	$5,481
BlackRock Liquidity Series, LLC Money Market Series	$135,284,520	—	$(107,698,794)[1]	$27,585,726	$27,585,726	—	$178,395
The PNC Financial Services Group, Inc.	108,792	—	(2,241)	106,551	$5,134,693	$535,149	$10,809

[1]	Represents net shares/beneficial interest sold.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with cash collateral from loaned securities.

•	Financial futures contracts sold as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
233	S&P 500 EMini	Chicago Mercantile	December 2011	$13,772,908	$(655,008)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities and derivative financial instruments. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[2]	$2,085,472,905		—	$2,085,472,905
Short-Term Securities	5,487,895	$27,585,726		33,073,621
Total	$2,090,960,800	$27,585,726		$2,118,546,526

[2]	See above schedule of investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[3]
Liabilities:
Equity contracts	$(655,008)	—	—	$(655,008)

[3]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	8

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: November 23, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: November 23, 2011